Acquisitions, Acquired Intangible Assets, and Goodwill - Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 3,259	$ 2,823	$ 626
Accumulated amortization	(1,148)	(592)	(218)
Net carrying amount	2,111	2,231	408
Developed technology
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,194	1,194
Accumulated amortization	(219)	(66)
Net carrying amount	975	1,128
Trade name
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	68	68
Accumulated amortization	(25)	(3)
Net carrying amount	43	65
Capitalized internal-use software
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,997	1,561	626
Accumulated amortization	(904)	(523)	(218)
Net carrying amount	$ 1,093	$ 1,038	$ 408